Deutsche Investment Management Americas Inc.
                            Two International Place
                            Boston, MA  02110
                            December 6, 2003



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A of Scudder Tax Advantaged Dividend Fund and Scudder Large Company Value Fund (the "Funds") each a series of Value Equity Trust (the "Trust") (Reg. Nos. 2-78724 and 811-1444)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 66 to the Trust's Registration Statement on Form N-1A (the "Amendment") do not differ from those contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on December 2, 2004.

Comments or questions concerning this certificate may be directed to the undersigned at (617) 295-2565.


                              Very truly yours,

                              /s/Caroline Pearson
                              ------------------------------
                              Caroline Pearson, Esq.
                              Managing Director,
                              Deutsche Investment Management Americas Inc.

cc:      Katherine S. Millin, Esq. Ropes & Gray